Consolidated Statement of Stockholders’ Deficit (USD $)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]
Balances, amount	$ (6,519,005)	$ (1,536,477)	$ 21,008	$ 20,908	$ 14,795	$ 64,357,193	$ 62,940,977	$ 43,728,133	$ (70,910,322)	$ (64,508,828)	$ (54,270,031)	$ 13,116	$ 10,466	$ 10,902
Balances , shares (in Shares)	21,007,536	20,907,536	21,007,536	20,907,536	14,794,650
Shares issued for cash	25,000		100			24,900
Shares issued for cash (in Shares)	100,000		100,000
Unit options exercised for cash, related parties		2,463,008		1,231			2,461,777
Unit options exercised for cash, related parties (in Shares)				1,231,504
Unit options exercised for cash		1,437,326		719			1,436,607
Unit options exercised for cash (in Shares)	0	0		718,663
Private placement shares issued for cash		8,467,121		2,805			8,464,316
Private placement shares issued for cash (in Shares)				2,804,593
Notes payable, related parties exchanged for shares		5,732,689		1,358			5,731,331
Notes payable, related parties exchanged for shares (in Shares)				1,358,126
Net loss	(6,401,494)	(10,238,797)							(6,401,494)	(10,238,797)
Stock-based compensation	1,391,316	1,118,813				1,391,316	1,118,813
Foreign currency translation adjustment	$ 2,650	$ (436)										$ 2,650	$ (436)